Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents	$ 408,000	$ 1,304,000
Accounts receivable, net of allowance for doubtful accounts of $671,000 and $756,000, respectively	10,039,000	8,050,000
Inventory	39,242,000	39,851,000
Prepaid Expenses and Other Current Assets	550,000	557,000
Prepaid Taxes	21,000	409,000
Assets Held for Sale, Net	0	6,050,000
Total Current Assets	50,260,000	56,221,000
Property and Equipment, net	10,773,000	12,219,000
Capitalized engineering costs - net of accumulated amortization of $5,236,000 and $4,957,000, respectively	2,073,000	1,627,000
Deferred Financing Costs, Net, Deposits	2,152,000	1,096,000
Intangible Assets, net	1,124,000	1,754,000
Goodwill	9,883,000	9,883,000
TOTAL ASSETS	76,265,000	82,800,000
Current Liabilities
Notes Payable and Capitalized Lease Obligations - Current Portion	23,190,000	32,913,000
Notes Payable - Related Party - Current Portion	500,000	1,086,000
Accounts Payable and Accrued Expenses	12,212,000	16,160,000
Deferred Gain on Sale - Current Portion	38,000	38,000
Deferred Revenue	1,226,000	946,000
Liabilities Directly Associated with Assets Held for Sale	0	2,155,000
Income Taxes Payable	20,000	20,000
Total Current Liabilities	37,186,000	53,318,000
Long Term Liabilities
Notes Payable and Capitalized Lease Obligations - Net of Current Portion	5,270,000	2,971,000
Notes payable - related party - net of current portion	1,763,000	0
Deferred Gain on Sale - Net of Current Portion	304,000	333,000
Deferred Rent	1,316,000	1,288,000
TOTAL LIABILITIES	45,839,000	57,910,000
Commitments and Contingencies
Stockholders' Equity
Preferred stock - par value $.001 - authorized 3,000,000 shares: Shares designated as Series A convertible preferred stock, par value $.001, authorized 2,000,000 shares, 1,294,441 shares and 1,202,548 shares issued and outstanding at September 30 , 2017 and December 31, 2016, respectively, aggregate liquidation preference $12,944,410 and $12,025,480, respectively	1,000	1,000
Common stock - par value $. 001 - authorized 25,000,000 shares, 14,252,820 and 7,650,165 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively	14,000	7,000
Additional Paid-In Capital	67,397,000	55,862,000
Accumulated Deficit	(36,986,000)	(30,980,000)
TOTAL STOCKHOLDERS' EQUITY	30,426,000	24,890,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 76,265,000	$ 82,800,000